Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Line Items]
Schedule of disaggregated information of revenues by services

Disaggregated information of revenues by services is as follows:

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Platform subscription fee	$2,626,572	$4,408,157	$3,167,832
Platform services	3,310,716	6,233,241	5,244,360
Managed activations and professional services	101,254	178,967	313,624
Total revenues	$6,038,542	$10,820,365	$8,725,816

Schedule of geographic areas by revenues

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
U.S.	$5,000,611	$10,422,293	$8,446,459
Singapore	1,037,931	398,072	279,357
Total revenues	$6,038,542	$10,820,365	$8,725,816

Single Reportable Segment [Member]
Segment Reporting [Line Items]
Schedule of significant revenue and expense categories

	For the Years Ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Revenue	$6,038,542	$10,820,365	$8,725,816
Media costs	(2,893,685)	(5,743,003)	(5,050,107)
Data costs	(902,596)	(1,362,001)	(1,382,524)
Infrastructure costs	(1,289,912)	(1,232,942)	(1,742,950)
Salary and benefits costs	(4,421,961)	(4,914,926)	(5,094,148)
Amortization of capitalized software development costs	(794,047)	(744,993)	(592,458)
Professional fees	(3,240,293)	(557,640)	(1,109,175)
Other cost of revenue	(9,096)	(42,691)	(8,594)
Other platform operations expenses	(494,564)	(478,369)	(428,218)
Other sales and marketing expenses	(283,815)	(451,798)	(576,152)
Other technology and development expenses	(380,528)	(401,746)	(356,180)
Other general and administrative expenses	(718,495)	(398,424)	(343,605)
Other segment (expenses) income	(2,051,108)	(317,220)	26,762
Provision for income taxes	(103,616)	(58,223)	(33,239)
Net loss	$(11,545,174)	$(5,883,611)	$(7,964,772)